UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2
1.      Name and address of Issuer:
	    BBH Trust
           140 Broadway
           New York, New York 10005

2.      The name of each  series  or class of
	funds  for  which  this Form is
        being filed (If the Form is being
 	filed for all series and classes of
        securities of the issuer, check
 	the box but do not list series or
        classes): [ ]

        BBH Money Market Fund
        BBH U.S. Treasury Fund
        BBH Tax Exempt Money Fund

3.      Investment Company Act File Number: 811-21829
        Securities Act File Number:         333-129342

4(a).   Last day of fiscal year for which this notice is filed:
	   June 30, 2007

4(b).   [ ] Check box if this Form is being  filed
	 late  (i.e.,  more than 90
        calendar days after the end of the issuer's
	 fiscal year). (See
        Instruction A.2)

        Note:  If  Form  is  being  filed  late,
	  interest  must  be  paid  on
        the  registration fee due.


4(c).   [] Check the box if this is the last
	time the issuer  will be filing
        this Form.

5.      Calculation of registration fee:

        (i)  Aggregate sale price of securities
		 sold during the
             fiscal year pursuant to section 24(f):
        BBH Money Market Fund	 3,972,091,950.00
        BBH U.S. Treasury Fund	 171,045,545.00
        BBH Tax Exempt Money Fund 359,679,188.00

        (ii) Aggregate price of securities redeemed or
             repurchased during the fiscal year:
        BBH Money Market Fund	 (3,165,839,507.00)
        BBH U.S. Treasury Fund	 (207,159,757.00)
        BBH Tax Exempt Money Fund (524,604,107.00)

        (iii)Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995 that
             were not previously used to reduce
             registration fee payable to the Commission:
    As of June 30, 2007	 -


           Subtotal 	 -


        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:
	  	 (3,897,603,371.00)

        (v)  Net sales - if Item 5(i) is greater
             than Item 5(iv)[subtract Item 5(iv)
             from Item 5(i)]:
		 605,213,312.00

        (vi) Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv)[subtract Item	 -
             5(iv) from Item 5(i):

        (vii)Multiplier for determining registration fee
             (See Instruction C.9)
	                    x .0000307

       (viii)Registration fee due [multiply Item 5(v) by Item
             5 (vii) (enter "0" if no fee is due): 18,580.05

6.      Prepaid Shares

     If the response to Item 5(i) was
	determined  by  deducting  an  amount  of
     	securities that were  registered
	 under the Securities Act of 1933 pursuant
     	to rule 24e-2 as in effect  before
 	[effective  date of  rescission of rule
    	 24e-2],  then  report the amount of
  	securities  (number of shares or other
     	units deducted here:  _____ . If
	there is a number of shares or other
	units that were registered  pursuant
	to rule 24e-2 remaining unsold at
	the end of the fiscal year for which this
 	form is filed that are  available for
 	use by the issuer in future fiscal years,
		 then state that number here: _____.	 -

7.   Interest  due - if this Form
	is being filed more than 90 days
	after the end of the issuer's
	fiscal year (see Instruction D):

	 -

8. Total of the amount of the registration fee due plus any interest due
     	[line 5(vii) plus line 7]:

              18,580.05

9.   Date the  registration  fee and any
       interest  payment  was sent to the
       Commission's lockbox depository:



     Method of Delivery:

          [x]   Wire Transfer
          [ ]   Mail or other means

                                   SIGNATURES

This report has been signed below by the following
 persons on behalf of the
issuer and in the capacities and
 on the dates indicated.

By (Signature and Title)

/s/ John C. Smith II
John C. Smith II, Asst. Treasurer


Date:

     September 24, 2007